Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	R$ 36,127	R$ 32,001
Financial assets	2,673,301	2,384,618
At Amortized Cost	1,912,804	1,686,225
Central Bank of Brazil deposits	160,698	145,404
Interbank deposits	66,931	51,007
Securities purchased under agreements to resell	243,220	238,321
Securities	327,507	260,743
Loan and lease operations	1,025,493	910,590
Other financial assets	136,713	127,699
(-) Provision for expected loss	(47,758)	(47,539)
At Fair Value through Other Comprehensive Income	106,303	130,039
At Fair Value through Profit or Loss	654,194	568,354
Derivatives	92,439	55,251
Other financial assets	1,612	1,351
Insurance contracts	66	141
Tax assets	72,653	64,521
Income tax and social contribution - current	2,576	993
Income tax and social contribution - deferred	58,859	53,691
Other	11,218	9,837
Other assets	29,064	20,027
Investments in associates and joint ventures	10,074	9,293
Fixed assets, net	9,193	9,135
Goodwill and Intangible assets, net	23,997	23,364
Total assets	2,854,475	2,543,100
Liabilities and stockholders' equity
Financial Liabilities	2,239,979	2,001,691
At Amortized Cost	2,148,776	1,944,162
Deposits	1,054,741	951,352
Securities sold under repurchase agreements	388,787	362,786
Interbank market funds	372,294	328,645
Institutional market funds	140,547	119,591
Other financial liabilities	192,407	181,788
At Fair Value through Profit or Loss	86,275	53,331
Derivatives	85,413	52,475
Structured notes	318	296
Provision for Expected Loss	4,928	4,198
Loan commitments	3,940	3,311
Financial guarantees	988	887
Insurance contracts and private pension	306,899	271,546
Provisions	19,209	19,744
Tax liabilities	11,345	9,202
Income tax and social contribution - current	4,364	3,970
Income tax and social contribution - deferred	603	560
Other	6,378	4,672
Other liabilities	55,759	41,867
Total liabilities	2,633,191	2,344,050
Total stockholders’ equity attributed to the owners of the parent company	211,090	190,177
Capital	90,729	90,729
Treasury shares	(909)	(11)
Capital reserves	2,732	2,620
Profit reserves	121,428	104,465
Other comprehensive income	(2,890)	(7,626)
Non-controlling interests	10,194	8,873
Total stockholders’ equity	221,284	199,050
Total liabilities and stockholders' equity	2,854,475	2,543,100
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Securities	106,303	130,039
Financial assets at fair value through profit or loss, category [member]
Assets
Securities	560,143	511,752
Financial liabilities at fair value through profit or loss, category [member]
Liabilities and stockholders' equity
Other financial liabilities	R$ 544	R$ 560